Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 8,533	$ 17,267
Accounts receivable - trade	1,196	4
Prepaids and other current assets	2,695	772
Total current assets	12,424	18,043
Non-current assets
Property and equipment	33,586	34,872
Right-of-use assets	2,663	1,341
Deferred income tax assets	1,640	48
Other financial assets and other non-current assets	369	314
Total non-current assets	38,258	36,575
Total assets	50,682	54,618
Current liabilities
Accounts payable - trade	6,650	2,858
Debt	246,189	125,085
Lease liabilities	891	362
Contract liabilities	935	455
Accrued expenses and other liabilities	23,435	2,582
Total current liabilities	278,100	131,342
Non-current liabilities
Accounts payable - trade	2,200	4,697
Debt	0	33,795
Lease liabilities	1,908	1,036
Contract liabilities	1,000	1,000
Other non-current liabilities	352	36
Total non-current liabilities	5,460	40,564
Total liabilities	283,560	171,906
Shareholders' equity
Treasury shares	(170,949)	0
Additional paid-in capital	62,045	61,253
Other paid-in capital	12,432	2,464
Warrants	161,432	0
Foreign currency translation reserve	(86)	0
Retained earnings	(297,752)	(181,005)
Equity attributable to equity holders of the parent	(232,878)	(117,288)
Total equity (deficit)	(232,878)	(117,288)
Total liabilities and shareholders' equity	50,682	54,618
Ordinary Shares [Member]
Shareholders' equity
Issued capital
Preferred Shares [member]
Shareholders' equity
Issued capital